CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net Income (loss)	$ 222,832	$ 167,556	$ 369,368	$ 265,255	$ 53,740
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	212,363	210,376	851,328	787,986	751,335
Conservation amortization	57,145	47,880	171,605	137,147	121,340
Deferred income taxes and tax credits, net	(7,211)	(9,183)	10,635	(747)	(94,835)
Net unrealized (gain) loss on derivative instruments			0	(33,911)	284,495
AFUDC - equity	(11,269)	(17,379)	(62,555)	(59,466)	(39,012)
Other non-cash	34,197	25,339	34,676	22,476	9,966
Proceeds from sale of transferable tax credits			91,455	0	0
Funding of pension liability			(18,000)	(18,000)	(18,000)
Regulatory assets and liabilities	59,066	31,154	(84,279)	(89,838)	153,069
Purchased gas adjustment	(10,061)	22,871	7,273	(73,426)	152,763
GHG emission allowances	(16,797)	0	(333,169)	(154,728)	(129,195)
Other long term assets and liabilities	(13,032)	(5,055)	(14,127)	(3,674)	(16,714)
Change in certain current assets and liabilities:
Accounts receivable and unbilled revenue	(86,821)	(55,338)	(30,900)	(22,307)	138,646
Materials and supplies	(26,374)	(21,367)	(31,100)	(28,402)	(41,273)
Fuel and natural gas inventory	14,959	22,637	3,725	(1,526)	6,565
Prepayments and other	25,640	14,874	(28,239)	(8,873)	(33,402)
Accounts payable	(107,415)	(90,699)	73,049	79,184	(244,030)
Taxes payable	68,262	39,674	20,639	2,453	(13,471)
Other	(17,232)	13,682	29,719	23,220	11,408
Net cash provided by (used in) operating activities	398,252	397,022	1,061,103	822,823	1,053,395
Investing activities:
Construction expenditures—excluding equity AFUDC	(412,214)	(353,582)	(1,771,828)	(1,609,715)	(1,466,565)
Other	75	2,432	4,162	1,872	14,047
Net cash provided by (used in) investing activities	(412,139)	(351,150)	(1,767,666)	(1,607,843)	(1,452,518)
Financing activities:
Change in short-term debt, net	(347,500)	(188,500)	109,100	(219,700)	122,500
Dividends paid	(20,943)	(19,979)	(62,887)	(175,861)	(99,760)
Capital contribution			0	292,800	0
Proceeds from long-term debt and bonds issued	891,000	596,100	1,091,725	793,892	396,488
Redemption of bonds and notes			(417,000)	0	0
Seller Financing			(21,739)	0
Other	7,034	2,963	25,516	20,015	25,685
Net cash provided by (used in) financing activities	529,591	390,584	724,715	711,146	444,913
Net increase (decrease) in cash, cash equivalents, and restricted cash	515,704	436,456	18,152	(73,874)	45,790
Cash, cash equivalents, and restricted cash at beginning of period	158,853	140,701	140,701	214,575	168,785
Cash, cash equivalents, and restricted cash at end of period	674,557	577,157	158,853	140,701	214,575
Supplemental cash flow information:
Cash payments for interest (net of capitalized interest)	100,325	65,276	401,623	376,317	339,677
Cash payments (refunds) for income taxes			22,496	37,065	71,817
Non-cash financing and investing activities:
Accounts payable for capital expenditures eliminated from cash flow	$ 97,872	$ 97,494	130,120	110,311	97,892
Seller financing accrued liabilities for capital expenditures eliminated from cash flow			11,114	1,700	21,739
Recognition of finance lease eliminated from cash flows			75,936	1,832	1,245
Capital expenditures due to change in ARO estimate eliminated from cash flow			$ 3,037	$ 20,255	$ (2,206)